Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Schedule of significant components of the provision for income taxes

Significant components of the provision for income taxes are as follows:

Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Income tax expense is comprised of the following:
Current	-	-	-	-
Deferred	-	-	-	-
Total income tax expenses	-	-	-	-

Schedule of reconciliation between of the statutory tax rate to the effective tax rate

A reconciliation between of the statutory tax rate to the effective tax rate are as follows:

	Years Ended December 31,
	2023	2024	2025	2025
	S$	S$	S$	US$
Loss before tax	(1,085,767)	(1,508,604)	(4,610,098)	(3,583,999)

Statutory tax rate	(16.7)%	(16.7)%	(17.0)%	(17.0)%
Reconciling items:
Non-deductible expenses	0.7%	0.5%	0.4%	0.4%
Income not subject to tax	(0.8)%	(1.9)%	(2.7)%	(2.7)%
Deferred tax assets on temporary differences not recognized	16.8%	18.1%	19.3%	19.3%
Effective tax rate	-	-	-	-

Schedule of deferred tax

Significant components of deferred tax were as follows:

	As of December 31,
	2024	2025	2025
	S$	S$	US$

Net operating loss carried forward	4,561,053	9,234,500	7,179,118
Deferred tax assets, gross	753,680	1,018,217	791,586
Valuation allowance	(753,680)	(1,018,217)	(791,586)
Deferred tax assets, net of valuation allowance	-	-	-